General and Administrative Expenses (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General And Administrative Expenses [Line Items]
Total General and Administrative Expenses		$ 1,569	$ 1,399	$ 3,687	$ 4,159	$ 8,010
General and administrative expenses
General And Administrative Expenses [Line Items]
Salaries, wages and related expenses	[1]	494	227	969	556	1,328
Share-based payment	[1]	75	208	302	1,774	2,484
Legal and professional services	[1]	469	155	1,096	739	1,499
D&O insurance		203	565	665	680	1,837
Corporate costs		64	135	111	227	343
Maintenance, office and software fees		79	20	172	54	149
Depreciation and amortization		88	78	190	97	263
Others		$ 97	$ 11	$ 182	$ 32	$ 107

[1]	Including expenses in respect of related parties - see Note 14.